Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Ageing Analysis of Trade Receivables
	December 31, 2024		December 31, 2023
	USD	AED	AED
Trade receivables	24,092	88,463	41,213
Less: expected credit losses allowance	(11,224)	(41,213)	(41,213)
	12,868	47,250	-

Schedule of Ageing Analysis of Trade Receivables	As at December 31, 2024 and 2023, the ageing analysis of trade receivables was as follows:
	Total	Not past due		Past due
		0 – 90 days	91 – 360 days	Over 360 days
December 31, 2024 (AED)	88,463	47,250	-	41,213
December 31, 2024 (USD)	24,092	12,868	-	11,224
December 31, 2023 (AED)	41,213	-	-	41,213

Schedule of Expected Credit Loss for Trade Receivables

On the above basis, the expected credit loss for trade receivables as at December 31, 2024 and 2023 was determined using the provision matrix as follows:

Ageing analysis of trade receivables	Default rate %	Trade receivables AED	Provision as per IFRS 9 AED
As at December 31, 2024
0-90 days	0%	47,250	-
Over 360 days	100%	41,213	41,213
Amount in AED		88,463	41,213

Amount in USD		24,092	11,224

As at December 31, 2023
Over 360 days	100%	41,213	41,213

Schedule of Allowance Against Trade Receivables	The movement in allowance against trade receivables was as follows:
	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	11,224	41,213	41,213

Provision during the period	-	-	-
Balance at the end of the period	11,224	41,213	41,213